Operating Segments - Disclosure of Detailed Information About Geographical Information (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 80,039	$ 90,065	$ 111,920
New Zealand [Member]
Statement Line Items [Line Items]
Revenue	34,131	33,786	40,703
Australia [Member]
Statement Line Items [Line Items]
Revenue	21,011	24,365	32,065
United States [Member]
Statement Line Items [Line Items]
Revenue	24,432	30,863	34,156
Europe [Member]
Statement Line Items [Line Items]
Revenue	$ 465	$ 1,051	$ 4,996